EMPLOYEE BENEFIT PLANS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Schedule of changes in benefit obligations, fair value of plan assets, and funded status of plan
The changes in the benefit obligation, the changes in fair value of plan assets, and the funded status of the Company’s Pension and Post-Retirement Medical Plans as of and for the years ended December 31, 2015 and 2014 were as follows:

	Pension Plans		Post-Retirement Medical Plan
	2015	2014	2015	2014
Change in benefit obligation:
Benefit obligation at beginning of year	$81,098	$53,350	$14,740	$8,225
Service cost	24,298	19,407	967	1,099
Interest cost	2,974	2,404	558	520
Plan amendments	—	529	1,533	3,911
Benefit payments	(2,231)	(2,634)	(381)	(215)
Actuarial loss (gain)	(6,128)	8,042	312	1,200
Projected benefit obligation at end of year	$100,011	$81,098	$17,729	$14,740
Change in plan assets:
Fair value of plan assets at beginning of year	$40,956	$25,050	$—	$—
Actual return on plan assets	(13)	1,822	—	—
Benefits paid	(2,231)	(2,634)	(381)	(215)
Employer contributions	18,790	16,718	381	215
Fair value of plan assets at end of year	$57,502	$40,956	$—	$—
Reconciliation of funded status:
Fair value of plan assets at end of year	$57,502	$40,956	$—	$—
Less: benefit obligations at end of year	100,011	81,098	17,729	14,740
Funded status at end of year	$(42,509)	$(40,142)	$(17,729)	$(14,740)

Schedule of expected benefit payments
Benefit payments, which reflect expected future services, that the Company expects to pay are as follows for the years ended December 31:

	Pension Benefits	Post-Retirement Medical Plan
2016	$11,125	$843
2017	8,271	1,141
2018	9,403	1,296
2019	10,694	1,580
2020	13,429	1,788
Years 2021-2025	88,044	8,835

Schedule of net periodic benefit cost
The components of net periodic benefit cost related to the Company’s defined benefit plans consisted of the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
Pension Benefits	2016	2015	2016	2015
Components of net periodic benefit cost:
Service cost	$10,064	$5,790	$24,743	$17,369
Interest cost	772	710	2,323	2,126
Expected return on plan assets	(1,234)	(830)	(3,447)	(2,489)
Amortization of prior service costs	13	13	39	39
Amortization of loss	328	311	716	933
Net periodic benefit cost	$9,943	$5,994	$24,374	$17,978

	Three Months Ended September 30,		Nine Months Ended September 30,
Post Retirement Medical Plan	2016	2015	2016	2015
Components of net periodic benefit cost:
Service cost	$304	$243	$743	$731
Interest cost	131	134	398	403
Amortization of prior service costs	161	76	379	228
Amortization of loss	—	—	—	—
Net periodic benefit cost	$596	$453	$1,520	$1,362

The components of net periodic benefit cost were as follows for the years ended December 31, 2015, 2014 and 2013:

	Pension Benefits			Post-Retirement Medical Plan
	2015	2014	2013	2015	2014	2013
Components of net period benefit cost:
Service cost	$24,298	$19,407	$14,794	$967	$1,099	$726
Interest cost	2,974	2,404	992	558	520	334
Expected return on plan assets	(3,422)	(2,156)	(550)	—	—	—
Amortization of prior service cost	53	39	11	326	258	—
Amortization of actuarial loss (gain)	1,228	1,033	421	—	(4)	—
Net periodic benefit cost	$25,131	$20,727	$15,668	$1,851	$1,873	$1,060

Schedule of pre-tax amounts recognized in other comprehensive income (loss)
The pre-tax amounts recognized in other comprehensive income (loss) for the years ended December 31, 2015, 2014 and 2013 were as follows:

	Pension Benefits			Post-Retirement Medical Plan
	2015	2014	2013	2015	2014	2013
Prior service costs (credits)	$—	$529	$—	$1,533	$3,911	$(860)
Net actuarial loss (gain)	(2,220)	8,151	8,235	312	1,201	(1,654)
Amortization of losses and prior service cost	(1,281)	(1,072)	(432)	(326)	(255)	—
Total changes in other comprehensive loss (income)	$(3,501)	$7,608	$7,803	$1,519	$4,857	$(2,514)

Schedule of pre-tax amounts in accumulated other comprehensive loss not yet recognized as components of net periodic costs
The pre-tax amounts in accumulated other comprehensive loss as of December 31, 2015 and 2014 that have not yet been recognized as components of net periodic costs were as follows:

	Pension Benefits		Post-Retirement Medical Plan
	2015	2014	2015	2014
Prior service (costs) credits	$(529)	$(582)	$(3,999)	$(2,793)
Net actuarial (loss) gain	(19,841)	(23,762)	(391)	(78)
Total	$(20,370)	$(24,344)	$(4,390)	$(2,871)

Schedule of pre-tax amounts in accumulated other comprehensive loss to be recognized over next fiscal year
The following pre-tax amounts included in accumulated other comprehensive loss as of December 31, 2015 are expected to be recognized as components of net period benefit cost during the year ended December 31, 2016:

	Pension Benefits	Post-Retirement Medical Plan
Amortization of prior service costs (credits)	$(53)	$(436)
Amortization of net actuarial loss (gain)	(775)	—
Total	$(828)	$(436)

Schedule of assumptions used
The weighted average assumptions used to determine the net periodic benefit costs for the years ended December 31, 2015, 2014 and 2013 were as follows:

	Qualified Plan			Supplemental Plan			Post-Retirement Medical Plan
	2015	2014	2013	2015	2014	2013	2015	2014	2013
Discount rate:
Service Cost	4.25%	4.55%	3.45%	4.30%	4.55%	3.45%	4.32%	4.55%	3.45%
Effective rate for interest cost	3.31%	4.55%	3.45%	3.16%	4.55%	3.45%	3.09%	4.55%	3.45%
Effective rate for interest on service cost	3.51%	4.55%	3.45%	3.37%	4.55%	3.45%	4.04%	4.55%	3.45%
Expected long-term rate of return on plan assets	7.00%	6.70%	3.50%	—%	—%	—%	—%	—%	—%
Rate of compensation increase	4.81%	4.64%	4.00%	5.50%	4.64%	4.00%	—%	—%	—%
The weighted average assumptions used to determine the benefit obligations as of December 31, 2015 and 2014 were as follows:

	Qualified Plan		Supplemental Plan		Post-Retirement Medical Plan
	2015	2014	2015	2014	2015	2014
Discount rate - Benefit obligations	4.17%	3.70%	4.22%	3.70%	3.76%	3.70%
Rate of compensation increase	4.81%	4.96%	5.50%	4.96%	—%	—%

Schedule of assumed health care cost trend rates
The assumed health care cost trend rates as of December 31, 2015 and 2014 were as follows:

	Post-Retirement Medical Plan
	2015	2014
Health care cost trend rate assumed for next year	6.1%	6.7%
Rate to which the cost trend rate was assumed to decline (the ultimate trend rate)	4.5%	4.5%
Year that the rate reached the ultimate trend rate	2038	2027

Schedule of effect of one-percentage-point change in assumed health care cost trend rates
Assumed health care costs trend rates have a significant effect on the amounts reported for retiree health care plans. A one percentage-point change in assumed health care costs trend rates would have the following effects on the medical post-retirement benefits:

	1% Increase	1% Decrease
Effect on total of service and interest cost components	$21	$(20)
Effect on accumulated post-retirement benefit obligation	413	(388)

Schedule of fair value of assets of the Company's Qualified Plan
The tables below present the fair values of the assets of the Company’s Qualified Plan as of December 31, 2015 and 2014 by level of fair value hierarchy. Assets categorized in Level 1 of the hierarchy are measured at fair value using a market approach based on published net asset values of mutual funds. As noted above, the Company’s post retirement medical plan is funded on a pay-as-you-go basis and has no assets.

	Fair Value Measurements Using Quoted Prices in Active Markets (Level 1)
	December 31,
	2015	2014
Equities:
Domestic equities	$17,660	$12,682
Developed international equities	8,320	5,600
Emerging market equities	4,017	2,629
Global low volatility equities	4,930	3,478
Fixed-income	22,495	16,517
Cash and cash equivalents	80	50
Total	$57,502	$40,956